Average Annual Total Returns - International Core Equity	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R Inception Date	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Investor Class Inception Date	Investor Class 1 Year	Investor Class 5 Years	Investor Class 10 Years	Class R5 Inception Date	Class R5 1 Year	Class R5 5 Years	Class R5 10 Years	Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years	Class R6 10 Years		MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) 1 Year	MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) 5 Years	MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) 10 Years	Lipper International Large-Cap Core Funds Index 1 Year	Lipper International Large-Cap Core Funds Index 5 Years	Lipper International Large-Cap Core Funds Index 10 Years
Total	Oct. 28, 1998	16.79%	7.95%	4.32%	16.49%	7.27%	3.79%	10.05%	6.17%	3.41%	Mar. 28, 2002	10.40%	6.73%	3.74%	Feb. 14, 2000	15.01%	7.14%	3.70%	Nov. 24, 2003	16.55%	7.68%	4.07%	Oct. 03, 2008	17.15%	8.24%	4.59%	Apr. 30, 2004	17.16%	8.23%	4.77%	Sep. 24, 2012	17.07%	8.24%	4.66%	[1]	7.82%	7.45%	5.51%	5.04%	6.64%	4.64%

[1]	Performance includes returns of the Fund’s Investor Class shares at net asset value and includes the 12b-1 fees applicable to that class. Investor Class shares’ performance reflects any applicable fee waivers and/or expense reimbursements.